o BT INSTITUTIONAL FUNDS o

                     INTERNATIONAL SMALL COMPANY EQUITY FUND

                                  ANNUAL REPORT
                                ----------------
                                SEPTEMBER o 1998

--------------------------------------------------------------------------------
International Small Company Equity Fund
Table of Contents
--------------------------------------------------------------------------------

        Letter to Shareholders                                       3

        International Small Company Equity Fund
          Statement of Assets and Liabilities                        5
          Statement of Operations                                    5
          Statement of Changes in Net Assets                         6
          Financial Highlights                                       6
          Notes to Financial Statements                              7
          Report of Independent Accountants                          8

        International Small Company Equity Portfolio
          Schedule of Portfolio Investments                          9
          Statement of Assets and Liabilities                       10
          Statement of Operations                                   10
          Statement of Changes in Net Assets                        11
          Financial Highlights                                      11
          Notes to Financial Statements                             12
          Report of Independent Accountants                         15

                                 -------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 -------------

--------------------------------------------------------------------------------
International Small Company Equity Fund
Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this first annual report for the International Small Company Equity Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. The Fund has not been in operation for a full twelve months, thus, while this is an annual report, performance is being reported for the life of the Fund as of September 30, 1998.

MARKET ACTIVITY
Smaller companies, both in the U.S. and internationally, have had an extremely difficult period, as several factors have impacted performance.
o The crisis in Asia began to impact the rest of the world, as fresh concerns of contagion to Latin America came to the fore as did strong evidence that both European and U.S. corporate earnings and economic growth were slowing.
o As investors saw their highly leveraged emerging market exposures lose value, their appetite for risk decreased dramatically. This resulted in a global credit crunch.
o Commensurate with this was a fear that central banks around the world were not doing enough to stimulate growth and alleviate the credit crunch.
o Russia's financial collapse was added to investors' list of troublesome events in August.

Together, these factors kept a premium on larger capitalization equities' liquidity and perceived safety, to the clear detriment of smaller companies. We saw significant stock price corrections on very low volumes, driving stocks to levels well below their fundamental value.

INVESTMENT REVIEW
The Fund underperformed its benchmark and its category average for a number of reasons.
o Many of the stocks in our portfolio are towards the small to medium sized range of companies within the small company universe, and the drive toward the more liquid stocks has punished these smaller of the small cap stocks more significantly.
o Some of the stocks in the portfolio have a restructuring investment theme; some have no earnings yet. In volatile times like these, companies undergoing change and stocks without visible earnings tend to have greater difficulty. On the other hand, they also have greater potential reward.
o The stocks had generally performed better in the period leading up to this third calendar quarter, and therefore there were profits to be taken.
o The stocks in our portfolio tend to have a higher beta, a common measure of a stock's relative volatility, than the market, and therefore the movements in the portfolio are more exaggerated on both the upside and the downside of market activity.

Still, the Fund did benefit from its significant exposure to European smaller companies and its relatively low exposure to markets in Asia.

 Periods ended September 30, 1998                  Cumulative Total Returns
--------------------------------------------------------------------------------
                                              Past 3 months and Since inception
--------------------------------------------------------------------------------
 BT Institutional International
   Small Company Equity Fund*                               -19.60%
   (inception 6/30/98)
--------------------------------------------------------------------------------
 Salomon Brothers Extended Market
   Index Ex US**                                            -15.13%
--------------------------------------------------------------------------------
 Lipper International Small Cap Average***                  -17.02%
--------------------------------------------------------------------------------

MANAGER OUTLOOK
AS WE LOOK AHEAD FOR THE NEAR TERM, WE BELIEVE THERE WILL BE CONTINUED VOLATILITY IN THE MARKET PLACE WHILE GLOBAL EVENTS RUN THEIR COURSE. This will likely mean that larger cap stocks will continue to be favored over small cap stocks, as investors seek their liquidity, visibility, and perceived quality.

HOWEVER, OVER THE LONGER TERM, WE DO THINK THAT THE OUTLOOK FOR SMALL CAPS MAY BE IMPROVING.
o It is becoming clear that the earnings of larger cap multinationals are coming under pressure due to the sharp slowdown in the emerging markets, which these companies have relied on for earnings growth. Small caps, in contrast, tend to rely on their innovative, new products for sales growth and tend to be more domestically focused.
o There is now outstanding value within the international small cap area, with many companies now trading at relative levels not seen for a very long time. In European markets, for example, small cap stocks are trading at 10-25% discounts to their large cap brethren and yet are growing at rates 10-20% higher. This opportunity has clearly been created by the current market turmoil.
o As investors have been spooked by volatile markets, investment company cash in-flows seem to have abruptly stopped. This may mean that investment managers will begin to focus on the better relative value small caps currently offer as compared to large caps, rather than only on the stocks that track the indices.

  Ten Largest Stock Holdings
---------------------------------------------------------
  MDIS Group PLC             Northern Leisure PLC
---------------------------------------------------------
  Tullow Oil PLC             Poligrafici Editoriale SPA
---------------------------------------------------------
  Expand                     Bank Sarasin et Cie
---------------------------------------------------------
  NCL Holdings ASA           Micro Focus Group PLC
---------------------------------------------------------
  Kewill Systems PLC         Enator AB
---------------------------------------------------------

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indices are unmanaged, and investments cannot be made in an index.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
International Small Company Equity Fund
Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                       By Sector as of September 30, 1998
                    (percentages are based on market value)

                  [GRAPHIC APPEARS HERE -- PLOT POINTS BELOW]

            Hong Kong        1%                      Italy          5%
            Great Britain   39%                      Netherlands    2%
            Germany         12%                      Norway         6%
            France          12%                      Spain          2%
                                                     Sweden         7%
                                                     Switzerland   10%
                                                     Ireland        1%
                                                     Austria        1%
                                                     Denmark        2%

GIVEN THIS OUTLOOK, THERE ARE A COUPLE OF SECTORS OF PARTICULAR INTEREST TO US--OUTSOURCING AND EDUCATION.
o As companies have to restructure and improve profitability, they will likely continue to outsource non-core activities such as information technology services and contract manufacturing.
o There are, we believe, two growth drivers within the education sector. One is that more people want to use their brains to move forward in a knowledge-based economy. In a slowing economy, in particular, competition for jobs will increase, so there will be a need to upgrade employee skills. The second growth driver is the shift from the public sector to the private sector, an especially strong trend in the international markets. This industry also has exceptional earnings visibility.

IT IS IMPORTANT TO REMEMBER THAT INVESTORS SHOULD TAKE A LONG-TERM VIEW WHEN INVESTING IN THIS SEGMENT OF THE MARKET, AS RETURNS CAN BE VOLATILE IN THE SHORT TERM. AT BANKERS TRUST WE ARE DISCIPLINED IN OUR "GROWTH AT A REASONABLE PRICE"
(GARP) INVESTMENT PROCESS. We:
o focus on individual companies that offer compelling valuations relative to their growth rates, a strengthening competitive position, and a sound historical management strategy
o focus on companies that are in industries experiencing sharp growth, such as those offering services to the telecommunications industry, enterprise resource planning companies and outsourcing companies
o use extensive fundamental research to identify attractive investment opportunities in unrecognized value companies and sectors internationally
o exploit the gap between perception and reality of a company's true business value as a potential source of value for the Fund's investors
o use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness
o use asset allocation, country selection, and currency selection primarily as risk management tools.

We will continue to monitor economic conditions and their effect on financial markets as we seek long-term capital appreciation.

We value your support of the International Small Company Equity Fund and look forward to serving your investment needs in the years ahead.

                           /s/      Monik Kotecha
                               ---------------------
                                  Monik Kotecha
                            Portfolio Manager of the
                   International Small Company Equity Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------
International Small Company Equity Fund
Statement of Assets and Liabilities September 30, 1998
--------------------------------------------------------------------------------

Assets
  Investment in International Small Company Equity Portfolio, at Value                                                $   364,351
  Receivable from Bankers Trust                                                                                             3,979
  Prepaid Expenses and Other                                                                                               13,529
                                                                                                                      -----------
Total Assets                                                                                                              381,859
                                                                                                                      -----------
Liabilities
  Accrued Expenses and Other                                                                                               17,584
                                                                                                                      -----------
Total Liabilities                                                                                                          17,584
                                                                                                                      -----------
Net Assets                                                                                                            $   364,275
                                                                                                                      ===========
Composition of Net Assets
  Paid-in Capital                                                                                                     $   453,768
  Undistributed Net Investment Income                                                                                       8,929
  Undistributed Net Realized Gain from Investment, Foreign Currency and Forward
    Foreign Currency Transactions                                                                                           2,779
  Net Unrealized Depreciation on Investment, Foreign Currency and Forward
    Foreign Currency Contracts                                                                                           (101,201)
                                                                                                                      -----------
Net Assets                                                                                                            $   364,275
                                                                                                                      ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)                   $      8.04
                                                                                                                      ===========
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)              45,305
                                                                                                                      ===========

--------------------------------------------------------------------------------
Statement of Operations For the period June 30, 1998* through September 30, 1998
--------------------------------------------------------------------------------

Investment Income
  Income Allocated from International Small Company Equity Portfolio, net                                             $     2,573
                                                                                                                      -----------
Expenses
  Administration and Services Fees                                                                                             89
  Printing and Shareholder Reports                                                                                          8,550
  Registration Fees                                                                                                         2,066
  Professional Fees                                                                                                         5,650
  Trustee Fees                                                                                                              1,716
  Miscellaneous                                                                                                             1,533
                                                                                                                      -----------
  Total Expenses                                                                                                           19,604
  Less Expenses Absorbed by Bankers Trust                                                                                 (19,515)
                                                                                                                      -----------
    Net Expenses                                                                                                               89
                                                                                                                      -----------
Net Investment Income                                                                                                       2,484
                                                                                                                      -----------
  Realized and Unrealized Gain (Loss) on Investment, Foreign Currency and
    Forward Foreign Currency Contracts
  Net Realized Gain from:
    Investment Transactions                                                                                                 2,615
    Foreign Currency Transactions                                                                                           6,310
    Forward Foreign Currency Transactions                                                                                     176
  Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign
    Currency,
    and Forward Foreign Currency Contracts                                                                               (101,201)
                                                                                                                      -----------
Net Realized and Unrealized Loss on Investment, Foreign Currency and
  Forward Foreign Currency Contracts                                                                                      (92,100)
                                                                                                                      -----------
Net Decrease in Net Assets from Operations                                                                            $   (89,616)
                                                                                                                      ===========

----------------
* Commencement of operations

               See Notes to Financial Statements on Pages 7 and 8

--------------------------------------------------------------------------------
International Small Company Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                For the period
                                                                                                           June 30, 1998* through
                                                                                                             September 30, 1998
                                                                                                           ----------------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                                                          $   2,484
  Net Realized Gain from Investment, Foreign Currency and Forward
    Foreign Currency Transactions                                                                                    9,101
  Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign
    Currency and Forward Foreign Currency Contracts                                                               (101,201)
                                                                                                                 ---------
Net Decrease in Net Assets from Operations                                                                         (89,616)
                                                                                                                 ---------
Capital Transactions in Shares of Beneficial Interest
  Proceeds from Sales of Shares                                                                                    458,589
  Cost of Shares Redeemed                                                                                           (4,698)
                                                                                                                 ---------
Total Increase from Capital Transactions in Shares of Beneficial Interest                                          453,891
                                                                                                                 ---------
Total Increase in Net Assets                                                                                       364,275
Net Assets
Beginning of Period                                                                                                     --
                                                                                                                 ---------
End of Period (Including undistributed net income of $8,929 at September 30, 1998)                               $ 364,275
                                                                                                                 =========

----------------
* Commencement of operations

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the International Small Company Equity Fund.

                                                                                                               For the period
                                                                                                          June 30, 1998** through
                                                                                                            September 30, 1998
                                                                                                          -----------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                                                             $ 10.00
                                                                                                                 -------
Income from Investment Operations
  Net Investment Income                                                                                             0.05
  Net Realized and Unrealized Gain (Loss) on Investment, Foreign Currency and
    Forward Foreign Currency Contracts                                                                             (2.01)
                                                                                                                 -------
Total Loss from Investment Operations                                                                              (1.96)
                                                                                                                 -------
Net Asset Value, End of Period                                                                                   $  8.04
                                                                                                                 =======
Total Investment Return                                                                                           (19.60)%
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)                                                                       $   364
  Ratios to Average Net Assets:
    Net Investment Income*                                                                                          2.80%
    Expenses, Including Expenses of the Institutional Small Company Equity Portfolio*                               1.20%
    Decrease Reflected in Above Expense Ratio Due to Absorption of Expenses by Bankers Trust*                      44.72%

----------------
* Annualized
** Commencement of operations

               See Notes to Financial Statements on Pages 7 and 8

--------------------------------------------------------------------------------
International Small Company Equity Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. International Small Company Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on June 30, 1998. The Fund invests substantially all of its assets in the International Small Company Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1998, the Fund's investment was approximately 86% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Securities Valuation
Valuation of securities by the Portfolio is discussed in note 1B of the Portfolio's Notes to the Financial Statements and are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.10% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.20% of the average daily net assets of the Fund, including expenses of the Portfolio.

The Trust has entered into a distribution agreement with ICC Distributors, Inc. ("ICC") under which ICC will serve as distributor for shares sold on behalf of the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit collectively "the credit facilities" in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all the participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended September 30, 1998.

Note 3--Shares of Beneficial Interest
At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                   For the period
                                    June 30, 1998
                            (Commencement of Operations)
                                to September 30, 1998
                            ---------------------------
                             Shares            Amount
                            --------         ----------
Sold                         45,848           $458,589
Reinvested                       --                 --
Redeemed                       (543)            (4,698)
                            --------         ----------
Net Increase (Decrease)      45,305           $453,891
                            ========         ==========

Note 4--Risks of Investing in International Small Company Stocks
Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the S&P500. Among the reasons for the greater volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.

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International Small Company Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of BT Institutional Funds and Shareholders of
Inernational Small Company Equity Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Equity Fund (one of the funds comprising BTInstitutional Funds, hereafter referred to as the "Fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 1998 (commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1998 by correspondence with the transfer agent, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 6, 1998

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Schedule of Portfolio Investments September 30, 1998
--------------------------------------------------------------------------------

Shares       Description                                        Value
------       -----------                                        -----
        COMMON STOCKS - 78.88%
        Denmark - 1.25%
    90  Carli Gry International A/S                             $  5,273
                                                                --------
        France - 9.68%
   154  Assystem SA                                                4,427
 1,536  Bertin Et Cie SA (a) (b)                                   5,485
    90  Cie Generale de Geophysique (a)                            5,303
   233  Cofidur                                                    4,007
   376  Expand                                                    14,433
    60  Groupe GTM                                                 5,356
   654  Immobiliere et Hoteliere SA (a) (b)                        1,996
                                                                --------
                                                                  41,007
                                                                --------
        Germany - 9.62%
     7  Bien-Haus AG                                               2,221
   150  Boewe Systec AG                                            5,388
   319  Graphisoft NV (a)                                          5,080
   181  Kampa-Haus AG                                              4,660
    30  Muehlbauer Holdings AG & Co. (a)                           2,532
    58  Rinol AG                                                   1,579
   191  Sauer Inc.                                                 1,429
    26  Singulus Technologies AG (a)                               2,577
   152  Teldafax AG (a)                                            6,142
 1,250  Wuensche AG                                                9,130
                                                                --------
                                                                  40,738
                                                                --------
        Great Britain - 31.05%
 3,975  Easynet Group PLC (a)                                      7,257
   430  Eidos PLC (a)                                              4,983
 3,620  Fife Indmar PLC                                            4,702
19,284  Industrial Control Services Group PLC (b)                  7,041
   982  Infobank International Holdings PLC (a)                      650
   740  JBA Holdings PLC                                           3,518
   750  Kewill Systems PLC                                        12,769
29,240  MDIS Group PLC (a)                                        24,952
 1,932  Micro Focus Group PLC                                      9,515
 6,213  Northern Leisure PLC                                      10,815
 3,340  Nursing Home Properties PLC                                9,076
 3,090  Quarto Group, Inc. (b)                                     3,516
 8,640  Southhampton Leisure Holdings PLC                          7,263
19,342  Tullow Oil PLC (a)                                        22,993
 1,202  World Telecom PLC                                          2,520
                                                                --------
                                                                 131,570
                                                                --------
        Hong Kong - 0.70%
 2,000  ASM Pacific Technology Ltd.                                  505
 6,000  Founder Hong Kong Ltd.                                     1,045
 1,200  Hong Kong Aircraft Engineering
          Company Ltd.                                             1,425
                                                                --------
                                                                   2,975
                                                                --------
        Ireland - 0.45%
   132  Saville Systems PLC ADR                                    1,914
                                                                --------
        Italy - 4.07%
 2,206  Beghelli SPA (a)                                           4,796
 4,031  Poligrafici Editoriale SPA                                10,058
 1,570  Stefanel SPA (a)                                           2,377
                                                                --------
                                                                  17,231
                                                                --------
        Netherlands - 1.75%
   240  GTI Holding NV                                             7,390
                                                                --------
Shares       Description                                        Value
------       -----------                                        -----
        Norway - 4.50%
   400  Det Sondenfjelds-Norske Dampskibsselskab                $  4,922
 6,342  NCL Holdings ASA                                          14,152
                                                                --------
                                                                  19,074
                                                                --------
        Spain - 2.04%
   164  Banco Pastor SA                                            8,664
                                                                --------
        Sweden - 5.45%
   400  Enator AB                                                  9,284
   755  Modern Times Group MTG AB (a)                              8,472
   311  OM Gruppen AB                                              5,354
                                                                --------
                                                                  23,110
                                                                --------
        Switzerland - 8.32%
     8  Bank Sarasin et Cie                                        9,570
    23  Cicorel Holding AG (a)                                     5,035
     6  Liechtenstein Global Trust AG                              5,959
    20  Publigroupe SA                                             4,988
     4  Saurer AG                                                  2,044
    35  Unigestion Holdings                                        1,776
     2  Verwaltungs-und Privat-Bank                                5,872
                                                                --------
                                                                  35,244
                                                                --------

Total Common Stocks (Cost $444,764)                              334,190
                                                                --------
        PREFFERED STOCK - 0.66%
        Austria - 0.66%
   135  Baumax Aktiengesellschaft                                  2,815
                                                                --------

Total Preferred Stock (Cost $2,560)                                2,815
                                                                --------

Total Investments (Cost $447,324)               79.54%          $337,005
Other Assets in Excess of Liabilities           20.46%            86,686
                                               -------          --------
Net Assets                                     100.00%          $423,691
                                               =======          ========

----------------
(a) Non-Income Producing Security
(b) Illiquid Security

The following abbreviations are used in the portfolio descriptions:
ADR--American Depository Receipt

Industry Diversification (as a percentage of Total Investments):
        (Unaudited)
        Banks                                   7.15%
        Building & Construction                 6.29%
        Commercial Services                     1.74%
        Computer Services and Software         23.46%
        Consumer Goods                          4.98%
        Electrical                              0.75%
        Electronics                             2.92%
        Engineering                             3.02%
        Entertainment                           1.19%
        Financial Services                      3.36%
        Investment Companies                    3.22%
        Leisure Related                         9.56%
        Machinery                               0.61%
        Manufacturing                           0.63%
        Marketing                               1.48%
        Oil Related                             9.85%
        Paper & Forest Products                 1.60%
        Printing & Publishing                   4.03%
        Retail                                  1.43%
        Telecommunications                      2.57%
        Television                              6.80%
        Other*                                  3.36%
                                              -------
                                              100.00%
                                              =======

 * No one industry represents more than 1% of Portfolio holdings.

             See Notes to Financial Statements on Pages 12, 13 and 14

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Statement of Assets and Liabilities September 30, 1998
--------------------------------------------------------------------------------

Assets
  Investments, at value (cost of $447,324)                                         $  337,005
  Cash                                                                                111,409
  Dividends and Interest Receivable                                                     2,413
  Receivable for Foreign Taxes Withheld                                                   169
  Receivable from Bankers Trust, net                                                   53,412
  Unrealized Appreciation on Forward Foreign Currency Contracts                         3,187
                                                                                   ----------
Total Assets                                                                          507,595
                                                                                   ----------
Liabilities
  Payable for Securities Purchased                                                     51,913
  Unrealized Depreciation on Forward Foreign Currency Contracts                         9,084
  Accrued Expenses and Other                                                           22,907
                                                                                   ----------
Total Liabilities                                                                      83,904
                                                                                   ----------
Net Assets                                                                         $  423,691
                                                                                   ==========
Composition of Net Assets
  Paid-in Capital                                                                  $  538,745
  Net Unrealized Depreciation on Investments, Foreign Currencies and Forward
    Foreign Currency Contracts                                                       (115,054)
                                                                                   ----------
Net Assets                                                                         $  423,691
                                                                                   ==========

----------------
* Includes foreign cash of $82,777 with a cost of $81,425

--------------------------------------------------------------------------------
Statement of Operations For the period June 30, 1998* through September 30, 1998
--------------------------------------------------------------------------------

Investment Income
  Dividends (net of foreign withholding tax of $456)                               $    2,660
  Interest                                                                                114
  Other Income                                                                          1,012
                                                                                   ----------
Total Investment Income                                                                 3,786
                                                                                   ----------
Expenses
  Advisory fees                                                                         1,115
  Administration and Services Fees                                                        152
  Professional Fees                                                                    22,200
  Trustees Fees                                                                           632
  Miscellaneous                                                                            36
                                                                                   ----------
  Total Expenses                                                                       24,135
  Less Expenses Absorbed by Bankers Trust                                             (23,020)
                                                                                   ----------
      Net Expenses                                                                      1,115
                                                                                   ----------
Net Investment Income                                                                   2,671
                                                                                   ----------
  Realized and Unrealized Gain (Loss) on Investments, Foreign Currencies and
    Forward Foreign Currency Contracts
  Net Realized Gain from:
    Investment Transactions                                                             2,972
    Foreign Currency Transactions                                                       6,782
    Forward Foreign Currency Transactions                                                 225
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
    Currencies and Forward Foreign Currency Contracts                                (115,054)
                                                                                   ----------
Net Realized and Unrealized Loss on Investments,  Foreign Currencies, and
  Forward Foreign Currency Contracts                                                 (105,075)
                                                                                   ----------
Net Decrease in Net Assets from Operations                                         $ (102,404)
                                                                                   ==========

----------------
* Commencement of operations

             See Notes to Financial Statements on Pages 12, 13 and 14

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                     For the period
                                                                                                 June 30, 1998* through
                                                                                                   September 30, 1998
                                                                                                 ----------------------
Increase in Net Assets from:
Operations
  Net Investment Income                                                                                 $   2,671
  Net Realized Gain from Investment, Foreign Currency and Forward
    Foreign Currency Transactions                                                                           9,979
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currencies and
    Forward Foreign Currency Contracts                                                                   (115,054)
                                                                                                        ---------
Net Decrease in Net Assets from Operations                                                               (102,404)
                                                                                                        ---------
Capital Transactions
  Proceeds from Capital Invested                                                                          576,584
  Value of Capital Withdrawn                                                                              (50,489)
                                                                                                        ---------
Net Increase in Net Assets from Capital Transactions                                                      526,095
                                                                                                        ---------
Total Increase in Net Assets                                                                              423,691
Net Assets
Beginning of Period                                                                                            --
                                                                                                        ---------
End of Period                                                                                           $ 423,691
                                                                                                        =========

----------------
* Commencement of operations

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the period indicated for the International Small Company Equity Portfolio.

                                                                                                     For the period
                                                                                                June 30, 1998** through
                                                                                                   September 30, 1998
                                                                                                -----------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                                                                  $424
Ratios to Average Net Assets:
  Net Investment Income*                                                                                  2.63%
  Expenses*                                                                                               1.10%
  Decrease Reflected in Above Expense Ratio Due to Absorption of Expenses by Bankers Trust*              22.70%
Portfolio Turnover Rate                                                                                     11%

----------------
*  Annualized
** Commencement of operations

             See Notes to Financial Statements on Pages 12, 13 and 14

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The International Small Company Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The portfolio is a subtrust or "series" of BT Institutional Portfolios. The BT Investment Portfolios were organized as a master trust fund on October 8, 1997 under the laws of the State of New York and commenced operations on June 30, 1998. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is a partnership under Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 1.10% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Notes to Financial Statements
--------------------------------------------------------------------------------

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.10% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The fund is offered as a cash management option to the Portfolio and other accounts managed by the Company.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus 0.45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended September 30, 1998.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1998, were $478,148 and $33,795 respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1998 was $447,657. The aggregate gross unrealized appreciation for all investments was $2,211 and the aggregate gross unrealized depreciation for all investments was $112,863.

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 4--Open Forward Foreign Currency Contracts
As of September 30, 1998, the International Small Company Equity Portfolio had the following open forward foreign currency contracts outstanding:

-----------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                              Appreciation
Contracts to Deliver   In Exchange For      Settlement Date    Value (US$)  (Depreciation)(US$)
-----------------------------------------------------------------------------------------------
Sales
-----------------------------------------------------------------------------------------------
CHF       51,840       USD         36,662       03/03/99           38,132         (1,470)
DEM        5,876       ITL      5,810,000       10/01/98                1              1
DEM       38,199       GBP         13,000       11/20/98             (908)          (908)
DEM       50,101       GBP         17,000       11/20/98           (1,276)        (1,276)
DEM       25,384       GBP          9,000       11/20/98               10             10
DEM       13,000       USD          7,794       12/16/98            7,820            (26)
DKK       50,000       USD          7,862       10/29/98            7,881            (19)
GBP       10,000       USD         17,090       10/20/98           16,982            108
GBP       10,000       USD         16,650       10/20/98           16,984           (334)
GBP       45,789       USD         73,629       11/20/98           77,640         (4,011)
ITL    7,001,757       USD          4,079       10/02/98            4,241           (162)
ITL    2,261,757       USD          1,366       10/16/98            1,370             (4)
NOK       88,550       DEM         20,000       10/16/98               (2)            (2)
SEK       70,000       USD          8,866       10/19/98            8,926            (60)
SEK       81,531       USD         10,000       10/19/98           10,386           (386)
SEK       21,735       USD          2,651       10/19/98            2,768           (117)
SEK       80,000       USD         10,030       10/19/98           10,191           (161)
-----------------------------------------------------------------------------------------------
                                                            Total Sales           (8,817)
-----------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------
CHF       51,840       DEM         62,640       12/26/98              196            196
DEM      174,781       USD        103,091       12/16/98          105,137          2,046
GBP       10,000       USD         17,109       10/01/98           16,982           (127)
GBP       14,881       USD         25,000       10/20/98           25,274            274
ITL    3,530,000       USD          2,120       10/02/98            2,138             18
ITL    1,210,000       USD            722       10/02/98              732             10
ITL    2,261,757       USD          1,365       10/02/98            1,370              5
SEK      195,884       USD         25,000       10/19/98           24,979            (21)
SEK      103,266       USD         12,661       10/19/98           13,154            493
SEK       10,000       USD          1,260       10/19/98            1,274             14
SEK       15,000       USD          1,899       10/19/98            1,911             12
-----------------------------------------------------------------------------------------------
                                                           Total Purchases         2,920
-----------------------------------------------------------------------------------------------
                                                           Net Depreciation       (5,897)
-----------------------------------------------------------------------------------------------

CHF - Swiss Franc
DEM - German Deutschemark
DKK - Danish Krone
GBP - British Pound
ITL - Italian Lira
NOK - Norwegian Krone
SEK - Swedish Krona
USD - US Dollar

Note 5--Risks of Investing in International Small Company Stocks
Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the S&P 500. Among the reasons for the greater volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.

--------------------------------------------------------------------------------
International Small Company Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of BTInstitutional Portfolios and Holders of
Beneficial Interest of the International Small Company Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Small Company Equity Portfolio (one of the portfolios comprising BT Institutional Portfolios, hereafter referred to as the "Portfolio") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 1998 (commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 6, 1998

BT INSTITUTIONAL FUNDS
INTERNATIONAL SMALL COMPANY EQUITY FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                               ------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                               ------------------

            BT Institutional International Small Company Equity CUSIP #055924831
                                                                STA810200 (9/98)